OTHER REAL ESTATE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Real Estate [Abstract]
Foreclosed residential real estate	$ 800	$ 900
Mortgage loans in process of foreclosure, amount	1,900	2,000
Other real estate and repossessed assets, net	$ 896	$ 938